CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Accumulated deficit CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2021	¥ 698	¥ (11)	¥ 2,630,456		¥ (9,757)	¥ (2,366,531)		¥ 254,855
Beginning balance (in shares) at Dec. 31, 2021 | shares	1,030,177,260
Beginning balance (in shares) at Dec. 31, 2021 | shares		(16,161,010)
Statement
Net Income (Loss)						86,517	¥ (13)	86,504
Issuance of treasury stock for share incentive plan	¥ 13	¥ (13)
Issuance of treasury stock for share incentive plan (in shares) | shares	20,000,000
Issuance of treasury stock for share incentive plan (in shares) | shares		(20,000,000)
Share-based compensation			24,964					24,964
Vesting of restricted shares		¥ 3	(3)
Vesting of restricted shares (in shares) | shares		3,625,000
Vesting of restricted share units		¥ 6	2,016					¥ 2,022
Vesting of restricted share units (in shares) | shares		9,286,460						(5,637,860)	(5,637,860)
Exercise of share options		¥ 5						¥ 5
Exercise of share options (in shares) | shares		7,894,340						(7,894,000)	(7,894,000)
Appropriation to statutory reserves				¥ 529		(529)
Foreign currency translation adjustment					24,314			¥ 24,314
Ending balance at Dec. 31, 2022	¥ 711	¥ (10)	2,657,433	529	14,557	(2,280,543)	(13)	392,664
Ending balance (in shares) at Dec. 31, 2022 | shares	1,050,177,260
Ending balance (in shares) at Dec. 31, 2022 | shares		(15,355,210)
Statement
Net Income (Loss)						(126,651)	(7,864)	(134,515)
Issuance of treasury stock for share incentive plan	¥ 14	¥ (14)
Issuance of treasury stock for share incentive plan (in shares) | shares	20,000,000
Issuance of treasury stock for share incentive plan (in shares) | shares		(20,000,000)
Repurchase of common shares		¥ (951)						(951)
Repurchase of common shares (Shares) | shares		(9,165,200)
Capital injection in subsidiary by non-controlling interests shareholder			3,795				(1,496)	2,299
Share-based compensation			23,951					23,951
Vesting of restricted share units		¥ 11	3,271					¥ 3,282
Vesting of restricted share units (in shares) | shares		17,137,010						(7,989,200)	(7,989,200)
Exercise of share options		¥ 6						¥ 6
Exercise of share options (in shares) | shares		7,506,980						(4,632,000)	(4,632,000)
Appropriation to statutory reserves				1,113		(1,113)
Foreign currency translation adjustment					3,366		(89)	¥ 3,277
Ending balance at Dec. 31, 2023	¥ 725	¥ (958)	2,688,450	1,642	17,923	(2,408,307)	(9,462)	290,013
Ending balance (in shares) at Dec. 31, 2023 | shares	1,070,177,260
Ending balance (in shares) at Dec. 31, 2023 | shares		(19,876,420)
Statement
Net Income (Loss)						(69,580)	(11,396)	(80,976)
Repurchase of common shares		¥ (9,241)						(9,241)
Repurchase of common shares (Shares) | shares		(87,563,400)
Share-based compensation			13,143					13,143
Vesting of restricted share units		¥ 10	1,554					¥ 1,564
Vesting of restricted share units (in shares) | shares		13,975,600						(15,378,600)	(15,378,600)
Exercise of share options		¥ 7						¥ 7
Exercise of share options (in shares) | shares		10,180,000						(8,729,000)	(8,729,000)
Appropriation to statutory reserves				1,813		(1,813)
Foreign currency translation adjustment								¥ 11,754	$ 1,610
Capital reduction in VIEs				(850)	11,959	(11,109)
Foreign currency translation adjustment					(79)		(126)	(205)
Ending balance at Dec. 31, 2024	¥ 725	¥ (10,182)	¥ 2,703,147	¥ 2,605	¥ 29,803	¥ (2,490,809)	¥ (20,984)	¥ 214,305	$ 29,360
Ending balance (in shares) at Dec. 31, 2024 | shares	1,070,177,260
Ending balance (in shares) at Dec. 31, 2024 | shares		(83,284,220)